SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-            SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared in conformity with United States generally accepted accounting principles (“U.S. GAAP”).

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Financial statements in United States dollars:

Most of the Company’s revenues and costs are denominated in United States dollar (“dollar”). The Company’s management believes that the dollar is the primary currency of the economic environment in which the Company and each of its subsidiaries operate. Thus, the dollar is the Company’s functional and reporting currency.

Accordingly, non-dollar denominated transactions and balances have been re-measured into the functional currency in accordance with Accounting Standard Code (“ASC”) No. 830, “Foreign Currency Matters”.

All transaction gains and losses from the re-measured monetary balance sheet items are reflected in the consolidated statements of income as financial income or expenses, as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of Check Point Ltd. and subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents are short-term unrestricted highly liquid investments that are readily convertible to cash and with original maturities of three months or less as of the investment date.

e.	Short-term bank deposits:

Bank deposits with maturities of more than three months at investment but less than one year are included in short-term bank deposits. Such deposits are stated at cost which approximates fair values.

f.	Trade Receivables:

The Company records trade receivables when it has unconditional right to consideration. Trade receivables are recorded net of credit losses allowance for any potential uncollectible amounts.

The Company makes estimates of expected credit and collectability trends for the allowance for credit losses based upon its assessment of various factors, including historical collectability experience, the age of the trade receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers.

As of December 31, 2025 and 2024, the allowances for credit losses of trade receivable were insignificant.

The Company writes off receivables when they are deemed uncollectible, having exhausted all collection efforts. Actual collection experience may not meet expectations and may result in increased bad debt expense. Allowances for credit losses and total write offs expenses during 2025, 2024 and 2023 were insignificant.

g.	Investments in marketable securities:

The Company accounts for investments in marketable securities in accordance with ASC No. 320, “Investments - Debt Securities”.

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date. The Company classifies all of its marketable debt securities as available-for-sale (“AFS”). Available-for-sale debt securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in accumulated other comprehensive income (loss) in shareholders’ equity. Realized gains and losses on sale of investments are included in financial income, net and are derived using the specific identification method for determining the cost of securities sold.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest on securities is included in financial income, net.

At each reporting period, the Company evaluates whether declines in fair value below amortized cost are due to expected credit losses, as well as the company’s ability and intent to hold the investment until a forecasted recovery occurs in accordance with ASC 326, Financial Instrument- Credit losses.  Allowance for credit losses on AFS debt securities are recognized in the Company’s consolidated statements of income, and any remaining unrealized losses, net of taxes, are included in accumulated other comprehensive income (loss) in stockholders’ equity.

The credit losses recorded for the years ended December 31, 2025, 2024 and 2023 were insignificant.

The Company classifies its marketable debt securities as either short-term or long-term based on each instrument’s underlying contractual maturity date. Marketable debt securities with maturities of 12 months or less are classified as short-term, and marketable debt securities with maturities greater than 12 months are classified as long-term

h.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers and peripheral equipment	33 – 50
Office furniture and equipment	10 – 20
Building	4
Leasehold improvements	The shorter of term of the lease or the useful life of the asset

i.
Leases:

The company’s operating leases are comprised of office leases.

The Company determines if an arrangement is a lease and the classification of that lease at inception based on: (1) whether the contract involves the use of an identified asset, (2) whether the Company obtains the right to substantially all the economic benefits from the use of the asset throughout the lease term, and (3) whether the Company has a right to direct the use of the asset. The Company elected to not recognize a lease liability or right-of-use (“ROU”) asset for leases with a term of twelve months or less. The Company also elected the practical expedient to not separate non-lease components for its leases.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make minimum lease payments arising from the lease. ROU assets are initially measured at amounts, which represents the discounted present value of the lease payments over the lease, plus any initial direct costs incurred. The lease liability is initially measured at lease commencement date based on the discounted present value of lease payments over the lease term. The implicit rate within the operating leases is generally not determinable, therefore the Company uses its Incremental Borrowing Rate (“IBR”) based on the information available at commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate on similar terms and payments and in economic environments where the leased asset is located. Certain leases include options to extend or terminate the lease. An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate is considered unless it is reasonably certain that the Company will not exercise the option. The ROU assets are included in long-term other assets in the consolidated balance sheet, while the short-term portion of lease liabilities are included in Accrued expenses and other liabilities, and the long-term portion of lease liabilities are included in long-term other liabilities.

Below is a summary of the Company's ROU assets and operating lease liabilities:

	December 31,
	2025	2024
Operating lease ROU assets	$31.4	$27.1

Operating lease liabilities, current	11.9	8.8
Operating lease liabilities, long-term	22.7	21.0

Total operating lease liabilities	$34.6	$29.8

The weighted-average remaining lease term and discount rate were as follows:

	December 31,
	2025	2024
Weighted-average remaining lease term	3.7	4.2
Weighted-average discount rate	4.1%	3.8%

Rent expenses for the years ended December 31, 2025, 2024 and 2023, were $11.7, $9.6 and $7.7 respectively.

The Company has a lease that has not yet commenced, for its new campus site in Israel. The lease is expected to commence during fiscal 2026 with a lease term of approximately 83 years. As of December 31, 2025 the Company has prepaid lease payments in connection with the land of Checkpoint Campus in the amount of $159.9.

j.	Business combination:

The Company applies the provisions of ASC 805, “Business Combination” and allocates the fair value of purchase consideration to the tangible assets acquired, liabilities assumed and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill.

When determining the fair values of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to intangible assets. Significant estimates in valuing certain intangible assets include, but are not limited to future expected cash flows from acquired technology and acquired trademarks and tradenames from a market participant perspective, useful lives and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred (see also Note 3).

During the measurement period, which may extend for up to one year from the acquisition date, the Company may record adjustments to the provisional fair values of the assets acquired and liabilities assumed, with a corresponding adjustment to goodwill. Upon the earlier of the end of the measurement period or the final determination of the fair values of the assets acquired and liabilities assumed, any subsequent adjustments are recorded in earnings.

k.	Goodwill:

Goodwill has been recorded as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of identifiable net tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test.

ASC No. 350, “Intangibles - Goodwill and other” (“ASC No. 350”) requires goodwill to be tested for impairment at the reporting unit level at least annually or between annual tests in certain circumstances, and written down when impaired.

ASC No. 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the quantitative goodwill impairment test is performed. Alternatively, ASC No. 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the quantitative goodwill impairment test. If the carrying value of a reporting unit exceeds its fair value, the Company recognizes an impairment of goodwill for the amount of this excess.

The Company operates in one operating segment, and this segment is the only reporting unit. The Company performs the quantitative goodwill impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present and compares the fair value of the reporting unit with its carrying value.

During the years 2025, 2024 and 2023, no goodwill impairment losses have been identified.

l.	Intangible assets, net:

Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which range from 1 to 20 years. These intangible assets consist of core technology, customer relationship, trademarks and trade names which are amortized over their estimated useful lives.

m.	Impairment of long-lived assets including intangible assets subject to amortization and ROU assets:

The Company’s long-lived assets are reviewed for impairment in accordance with ASC No. 360, “Property, Plant and Equipment”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years 2025, 2024 and 2023, no impairment losses have been identified.

n.	Manufacturing partner and supplier liabilities:

The Company purchases manufactured products from its original design manufacture (“ODM”). The Company generally does not own the manufactured products. ODM’s provide services of design, manufacture, orders fulfillment and support with a full turn-key solution to meet the Company’s detailed requirements. If the actual demand is significantly lower than forecast, the Company records a liability for its commitment in excess of the actual demand. As of December 31, 2025 and 2024, the Company has not accrued any significant liability in respect with this exposure.

o.	Research and development costs:

Research and development costs are charged to the consolidated statements of income as incurred. ASC No. 985-20, “Software - Costs of Software to Be Sold, Leased, or Marketed”, requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company’s product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release, have been insignificant. Therefore, research and development costs are expensed as incurred. As of December 31, 2025 the Company has not capitalized any significant costs.

p.	Revenue recognition:

The Company derives its revenues mainly from sales of products and licenses, security subscriptions and software updates and maintenance. The Company’s products are generally integrated with software that is essential to the functionality of the product. The Company sells its products primarily through channel partners including distributors, resellers, OEMs (Original Equipment Manufacturers), system integrators and MSSPs (Managed Security Service Providers), all of whom are generally considered end-users. The Company’s standard payments terms are net 30 days, however there are cases where the Company extend the payment terms for longer periods. Shipping fees charged to customers are reported as part of revenues.

The Company’s security subscriptions provide customers with access to its suite of security solutions and is sold as a service. Security subscription revenue also includes software licenses that are not distinct from the related software updates. Revenue related to the combined performance obligation is recognized over the period the updates are delivered as the nature of the performance obligation is to provide security over the contract term.

The Company’s software updates and maintenance provide customers with rights to unspecified software product upgrades released during the term of the agreement and include maintenance services to end-user customers, through primarily telephone access to technical support personnel as well as hardware support services. The Company may also provide professional services to its customers.

The Company recognizes revenues in accordance with ASC No. 606, “Revenue from Contracts with Customers”. As such, the Company identifies a contract with a customer, identifies the performance obligations in the contract, determines the transaction price, allocates the transaction price to each performance obligation in the contract and recognizes revenues when (or as) the Company satisfies a performance obligation.

The Company’s arrangements typically contain various combinations of its products and licenses, security subscriptions, software updates and maintenance, and professional services, which are distinct and are accounted for as separate performance obligations. The Company allocates the transaction price to each performance obligation based on its relative standalone selling price. Standalone selling prices are typically estimated based on observable transaction when the underlying goods or services are sold on a standalone basis.

Revenues from sales of products and licenses are recognized when control of the promised goods is transferred to the customer, or upon electronic transfer of the Certificate Key to the Customer. Revenues from security subscriptions and from software updates and maintenance are recognized ratably over the term of the agreement since these services generally have a consistent continuous pattern of transfer to a customer during the contract period. Revenues from professional services are recognized over time, based on customer usage, which the Company believes best depicts the transfer of services to the customers. In instances where performance obligations do not have observable standalone sales, the Company utilizes available information that may include market conditions, pricing strategies, and other observable inputs.

Deferred revenues represent mainly the unrecognized revenue billed to customers for security subscriptions and for software updates and maintenance. Such revenues are recognized ratably over the term of the related agreement. The amount of revenues recognized in the period that was included in the opening deferred revenues balance was $1,471.3 and $1,413.8 for the years ended December 31, 2025 and December 31, 2024, respectively.

Revenues expected to be recognized from remaining performance obligations were $2,728.3 and $2,516.1 as of December 31, 2025 and December 31, 2024, respectively. Of the balance as of December 31, 2025 the Company expects to recognize approximately $1,670.1 over the next 12 months and the remainder will be recognized over a period of two to five years thereafter.

The Company records a provision for estimated sales returns, rebates, stock rotations and other rights provided to customers on product and services based on historical sales returns, analysis of credit memo data, rebate plans, stock rotation arrangements and other known factors. This provision is accounted for as variable consideration that is deducted from revenue in the period in which the revenue is recognized. Such provision amounted to $10.8 and $13.6 as of December 31, 2025 and 2024, respectively, and is included in accrued expenses and other liabilities in the consolidated balance sheets.

Sales commissions earned by the Company’s sales force are considered incremental and recoverable costs of obtaining a contract with a customer. These costs are deferred and then amortized over a period of benefit which is typically over the term of the customer contracts as initial commission rates are commensurate with the renewal commission rates. Amortization expense is included in sales and marketing expenses in the consolidated statements of income. If the amortization period of those costs is one year or less, the costs are expensed as incurred. As of December 31, 2025 and 2024, the amount of deferred commission was $28.9 and $41.5, respectively, and is included in other short term and other long term assets on the balance sheets. During the years ended on December 31, 2025, 2024 and 2023 the Company recorded amortization expenses in connection with deferred commissions in the amount of $17.7, $15.3 and $10.6, respectively.

In instances where the timing of revenue recognition differs from the timing of invoicing, the Company has determined its contracts generally do not include a significant financing component. The primary purpose of the Company’s invoicing terms is to provide customers with simplified and predictable ways of purchasing its products and services, not to receive financing from its customers or to provide customers with financing. The Company has elected to apply the practical expedient such that it does not evaluate payment terms of one year or less for the existence of a significant financing component. Revenue is recognized net of any taxes collected from customers which are subsequently remitted to governmental entities.

For information regarding disaggregated revenues, please refer to Note 16 below.

q.	Cost of revenues:

Cost of products and licenses is comprised of cost of software and hardware production, manuals, packaging and shipping.

Cost of security subscriptions is comprised of costs paid to third parties, hosting and infrastructure costs and costs of customer support related to these services.

Cost of software updates and maintenance is mainly comprised of cost of post-sale customer support and professional services.

Amortization of technology is comprised of amortization of core technology assets which are used in the Company’s operations, and is presented separately as part of cost of revenues.

r.	Severance pay:

Effective January 1, 2007, the Company’s agreements with employees in Israel, are under Section 14 of the Severance Pay Law, 1963. The Company’s contributions for severance pay have extinguished its severance obligation. Upon contribution of the full amount based on the employee’s monthly salary for each year of service, no additional obligation exists regarding the matter of severance pay and no additional payments is made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of the employee for such obligation are not stated on the balance sheets, as the Company is legally released from the obligation to employees once the required deposit amounts have been paid.

s.	Employee benefit plan:

The Company has a 401(K) defined contribution plan covering certain employees in the U.S. The Company matches 50% of employee contributions to the plan up to a limit of 6% of their eligible compensation. The Company’s matching contribution to the plan were insignificant for the years ended December 31, 2025, 2024 and 2023.

t.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, “Income Taxes” (“ASC No. 740”). ASC No. 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined for temporary differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized. The Company accrues interest and indexation related to unrecognized tax benefits on its taxes on income.

ASC No. 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes.

The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement. The Company classifies interest related to unrecognized tax benefits in taxes on income.

u.	Advertising costs:

Advertising costs are expensed as incurred. Advertising expenses for the years ended December 31, 2025, 2024 and 2023, were $11.9, $12.5 and $7.6 respectively.

v.	Concentrations of credit risk:

Financial instruments that could potentially expose the Company to concentrations of credit risk, consist primarily of cash and cash equivalents, short-term bank deposits, marketable securities, trade receivables and foreign currency derivative contracts.

The majority of the Company’s cash and cash equivalents and short-term bank deposits are deposited in major banks in the U.S., Israel and Europe. Deposits in the U.S. may be in excess of federal insured limits and are not insured in other jurisdictions. Generally, these investments may be redeemed upon demand or at maturity, and the Company believes that the financial institutions that hold the Company’s cash deposits are financially sound and, accordingly, bear minimal risk. Marketable securities are held mainly by Check Point Ltd., the Company’s Canadian subsidiary and the U.S. subsidiary, and are invested in securities denominated mainly in US dollar.

The Company’s marketable securities consist mainly of investments in government, corporate and government sponsored enterprises debentures. The Company’s investment policy, approved by the Board of Directors, limits the amount that the Company may invest in any one type of investment, or issuer, thereby reducing credit risk concentrations.

The Company’s trade receivables are geographically dispersed and the majority is derived from sales to channel partners mainly in the United States, Europe and Asia. Concentration of credit risk with respect to trade receivables is limited by credit limits, ongoing credit evaluation and account monitoring procedures.

The Company’s derivatives expose it to credit risk to the extent that the counterparties may be unable to meet the terms of the agreement. The Company seeks to mitigate such risk by entering into such derivatives with financial institutions with Investment Grade credit rating.

w.	Derivatives and hedging:

The Company accounts for derivatives and hedging based on ASC No. 815, “Derivatives and Hedging” (“ASC No. 815”). ASC No. 815 requires the Company to recognize all derivatives on the balance sheets at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, as well as the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are designated as such, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in accumulated other comprehensive income until the hedged item is recognized in earnings.

The Company entered into forward contracts to hedge the fair value of assets and liabilities denominated in several foreign currencies. As of December 31, 2025 and 2024, the Company had outstanding forward contracts that did not meet the requirement for hedge accounting, in the notional amount of $196.0 and $253.6, respectively. The Company measured the fair value of the contracts in accordance with ASC No. 820, “Fair Value Measurement” (“ASC No. 820”) (classified as level 2 of the fair value hierarchy). The net gain (losses) resulting from these forward contracts recognized in financial income, net during 2025, 2024 and 2023 were $30.3, $(5.6) and $(6.2), respectively. The change in fair value of the Company’s outstanding forward contracts vs. the notional amounts at December 31, 2025 and 2024 was insignificant.

The Company entered into forward contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses denominated in New Israeli Shekel, in Euro, and in British Pound. As of December 31, 2025 and 2024, the Company had outstanding forward contracts for payroll and related expenses in the notional amount of $328.7 and $359.4, respectively. These contracts were for a period of up to twelve months.

The Company measured the fair value of the contracts in accordance with ASC No. 820 (classified as level 2 of the fair value hierarchy). These contracts met the requirement for cash flow hedge accounting and, as such, gains (losses) on the contracts are recognized initially as component of Accumulated Other Comprehensive Income in the balance sheets and reclassified to the consolidated  statements of income in the period the related hedged items affect earnings.

During 2025, 2024 and 2023 gains (losses) were reclassified when the related expenses were incurred and recognized in the operating expenses as follow:

	Year ended December 31,
	2025	2024	2023

Cost of revenues	$1.6	$(0.3)	$(1.2)
Research and development	15.8	(2.9)	(13.9)
Selling and marketing	7.9	(1.4)	(0.5)
General and administrative	3.8	(0.7)	(3.0)

	$29.1	$(5.3)	$(18.6)

x.	Basic and diluted earnings per share:

Basic earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential ordinary shares outstanding during the year, in accordance with ASC No. 260, “Earnings Per Share”.

The total weighted average number of shares related to the outstanding options, RSUs, PSUs and the Note to purchase the Company’s Ordinary shares, excluded from the calculations of diluted earnings per share, since it would have an anti-dilutive effect, was 1,057,165, 90,092 and 1,319,235 for 2025, 2024 and 2023, respectively.

The number above for 2025 represents shares underlying the Convertible Notes that were excluded from the computation of diluted earnings per share, as their effect was anti-dilutive for the period. As the principal amount of the Convertible Notes are required to be cash settled, only the amount by which the conversion value exceeds the aggregate principal amount of the Convertible Notes is considered in the diluted earnings per share computation.

y.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC No. 718, “Compensation-Stock Compensation” (“ASC No. 718”). ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the grant date using an option-pricing model.

The Company recognizes compensation expenses for the value of awards granted, based on the straight line method for service based graded vesting awards and based on the accelerated method for performance-based graded vesting awards. Compensation expense is recognized over the requisite service period of the awards. The Company recognizes forfeitures of awards as they occur.

The Company selected the Black-Scholes-Merton option pricing model as the most appropriate model for determining the fair value for its stock options awards and Employee Stock Purchase Plan, whereas the fair value of restricted stock units is based on the closing market value of the underlying shares at the date of grant. The option-pricing model requires a number of assumptions, the most significant of which are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected term of the options.

The Company determines the grant‑date fair value of its RSUs and PSUs based on the closing market price of its ordinary shares on the date of grant.

The expected term of options granted is based upon historical experience and represents the period of time between when the options are granted and when they are expected to be exercised. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term to the expected term of the options. The Company has historically not paid dividends and has no plans to pay dividends in the foreseeable future.

The fair value of options granted and Employee Stock Purchase Plan in 2025, 2024 and 2023 is estimated at the date of grant using the following weighted average assumptions:

	Year ended December 31,
	2025	2024	2023
Employee Stock Options
Expected volatility	25.61%	25.16%	25.71%
Risk-free interest rate	3.74%	4.13%	4.24%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	4.42	4.68	5.45

Employee Stock Purchase Plan

Expected volatility	30.06%	19.90%	19.66%
Risk-free interest rate	3.87%	5.09%	5.35%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	0.5	0.5	0.5

z.	Fair value of financial instruments:

The Company measures its investments in money market funds (classified as cash equivalents), short-term bank deposits, marketable securities and its foreign currency derivative contracts at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -
Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The carrying value of trade receivables, prepaid expenses and other assets, trade payables, employees and payroll accruals, and accrued expenses and other liabilities approximate fair value due to the short-term maturities of these instruments.

aa.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC No. 220, “Comprehensive Income”. Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relate to gains and losses on hedging derivative instruments and unrealized gains and losses on available-for-sale debt securities.

ab.	Treasury shares:

The Company repurchases its ordinary shares from time to time on the open market and holds such shares as treasury shares. The Company presents the cost to repurchase treasury stock as a separate component of shareholders’ equity.

The Company reissues treasury shares under the stock purchase plan, upon exercise of options and upon vesting of restricted stock units. Reissuance of treasury shares is accounted for in accordance with ASC No. 505-30 whereby gains are credited to additional paid-in capital and losses are charged to additional paid-in capital to the extent that previous net gains are included therein; otherwise to retained earnings.

ac.	Legal contingencies:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

ad.	Convertible Senior Notes and Capped Call Transactions:

The Convertible Senior Notes (also referred to as “Notes” or “Convertible Notes”) are accounted for in accordance with ASC Subtopic 470, "Debt" and ASC 815 "Derivatives and Hedging". The Company records the Notes at amortized cost as a single unit of account on the consolidated balance sheet, since they were not issued at a substantial premium and do not contain bifurcated embedded derivatives. The carrying value of the liability is represented by the face amount of the Notes, less debt issuance costs, adjusted for any amortization of issuance costs. Issuance costs are being amortized as interest expense over the term of the Convertible Notes, using the effective interest rate method.

Capped call transactions (“Capped Call Transactions” or “Capped Calls”) entered into in connection with the offering of the Notes are separate transactions and are not part of the terms of the Notes. The Capped Calls are considered indexed to the Company’s own stock and are equity-classified. Accordingly, they are recorded within equity. The cost incurred in connection with the Capped Calls was recorded as a reduction to additional paid-in capital.

ae.	Recently adopted Accounting Pronouncements:

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The Company adopted ASU 2023-09 for the year ended December 31, 2025, and applied the new disclosure requirements prospectively to the current annual period. Prior period disclosures have not been adjusted to reflect the new disclosure requirements. See Note 12 in the accompanying notes to the consolidated financial statements for further detail.

af.	Recently Issued Accounting Pronouncements, not yet adopted:

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, requiring public entities to disclose additional information about specific expense categories in the notes to the financial statements on an interim and annual basis. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and for interim periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2024-03.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides a practical expedient when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606, Revenue from Contracts with Customers. The practical expedient assumes that current conditions as of the balance sheet date do not change for the remaining life of the assets. The guidance is effective for the Company for the first quarter beginning January 1, 2026, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2025-05.

In September 2025, the FASB issued ASU 2025-06, Intangible - Goodwill and Other Internal-Use Software (Subtopic 350-40), Targeted Improvements to the Accounting for Internal-Use Software, which modernizes the accounting guidance for costs to develop software for internal use. It removes the previous development stage model and introduces a more judgment-based approach. The guidance is effective for the Company for the first quarter beginning January 1, 2028, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2025-06.

In November 2025, the FASB issued ASU 2025-09 to amend the guidance in Derivatives and Hedging (Topic 815). The update provides targeted improvements intended to enhance the application of hedge accounting, including expanded eligibility of forecasted transactions, additional flexibility in measuring hedge effectiveness, and clarifications related to hedging non-financial items. The guidance is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. The Company is currently evaluating the impact on its financial statement disclosures.